Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets	Intangible assets:

	December 31, 2020	December 31, 2019
Intellectual property acquired from UTC	$522	$970
Intellectual property acquired from Ballard Unmanned Systems (formerly Protonex)	—	630
Internally generated fuel cell intangible assets	—	168
ERP management reporting software system	3,242	3,912
Intellectual property acquired by Ballard Power Systems Europe	—	7
	$3,764	$5,687

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2019	$60,409	$52,124	$8,285
Amortization expense	—	2,598	(2,598)
At December 31, 2019	60,409	54,722	5,687
Additions to intangible assets	246	—	246
Amortization expense	—	1,657	(1,657)
Disposals	(800)	(288)	(512)
At December 31, 2020	$59,855	$56,091	$3,764

Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. In 2020, amortization of $1,657,000 (2019 - $2,598,000) was recorded.
Additions to intangible assets in 2020 comprise a Manufacturing Execution System to enhance the capabilities of the ERP management reporting software system.
During the year ended December 31, 2020, the Corporation disposed of intangible assets of $512,000 (2019 - $nil) related to the UAV business of its subsidiary Ballard Unmanned Systems (note 7